Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Basis point increase or decrease in discount margin for business and government loans	0.10%
Increase or decrease in discount margin business and government loans	$ 3
Federal reserve stock and federal home loan bank stock [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Federal reserve stock and federal home loan bank stock	$ 829